SUMMARY OF RESTRICTED STOCK AWARDS (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted Stock Awards, Beginning Balance	5,288
Weighted-Average Grant Date Fair Value Per Share, Beginning Balance	$ 13.87
Restricted Stock Awards, Granted	23,732	10,110
Weighted-Average Grant Date Fair Value Per Share, Granted	$ 17.53	$ 13.87
Restricted Stock Awards, Forfeited		(228)
Weighted-Average Grant Date Fair Value Per Share, Forfeited		$ 13.87
Restricted Stock Awards, Exercised
Weighted-Average Grant Date Fair Value Per Share, Exercised
Restricted Stock Awards, Vested	(26,031)	(4,534)
Weighted-Average Grant Date Fair Value Per Share, Vested	$ 16.77	$ 13.87
Restricted Stock Awards, Ending Balance	2,989	5,288
Weighted-Average Grant Date Fair Value Per Share, Ending Balance	$ 13.87	$ 13.87